Financial Commitments (Details)	12 Months Ended
Dec. 31, 2022 USD ($)
Financial Commitments [Abstract]
Financial commitments, description	(a)$1,000,000 upon initiation of the first Phase II clinical trial, this is currently being negotiated with BMS. (b) $4,000,000 upon FPD of the first Phase 3 registration trial in HCC. (c) $3,600,000 upon first patient enrollment into a Phase II human clinical trial (d) Upon the first NDA equivalent in: thymic carcinoma, $900,000; HCC, $9,000,000; breast cancer, $15,000,000.
Accrued of diligence obligations	$ 750,000
Development milestones, description	(a)$300,000 upon enrollment of first patient in a Phase I human clinical trial of the first Phase II Clinical trial, this is currently being negotiated with BMS. (b) $1,500,000 upon initiation of the first Phase III clinical trial (c) $2,000,000 upon filing of the first BLA, or equivalent (d) $2,000,000 upon approval of the first BLA, or equivalent We are obligated to pay Brighams Womens Hospital the following hospital milestone payments: (a) $300,000 upon first patient enrollment into a Phase I human clinical trial (b) $300,000 upon first patient enrollment into a Phase II human clinical trial (c) $1,500,000 upon first patient enrollment into a Phase III human clinical trial (d) $3,000,000 upon first commercial sale of a product
Milestone payments	$ 630,000